ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on December 31, 2023, and December 31, 2022:

	December 31, 2023	December 31, 2022
Accounts payable and accrued expense	$1,974,487	$2,389,231
Accrued interest	304,427	282,612
Soundstr Obligation	145,529	145,259
Total accounts payable and accrued liabilities	$2,424,443	$2,817,102